VectorShares Min Vol ETF

Schedule of Investments

As of March 31, 2022
		Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS PURCHASED - 3.87%
*	S&P 500 Index Call Option	14	$ 430	9/16/2022	$ 632,296	$ 581,560
*	S&P 500 Index Call Option	35	450	9/16/2022	1,580,740	959,350
*	S&P 500 Index Call Option	15	465	9/16/2022	677,460	271,800

	Total Call Options Purchased (Premiums Paid $1,434,887)					1,812,710

PUT OPTIONS PURCHASED - 1.03%
*	S&P 500 Index Put Option	27	390	4/29/2022	1,219,428	16,605
*	S&P 500 Index Put Option	27	470	4/29/2022	1,219,428	465,885

	Total Put Options Purchased (Premiums Paid $470,537)					482,490

EXCHANGE-TRADED PRODUCTS - 84.26%				Shares

Fixed Income - 84.26%
	Blackrock Ultra Short-Term ETF			155,963		7,821,545
	First Trust Ultra Short ETF			66,219		1,321,731
	Flex Shares Ready Access Income ETF			30,622		2,292,363
	Goldman Sachs Access Ultra Short Bond ETF			55,174		2,769,183
	Invesco Ultra Short Duration ETF			101,304		5,047,978
	JP Morgan Ultra Muni ETF			115,031		5,825,170
	JP Morgan Ultra Short Income ETF			171,257		8,609,089
	PGIM Ultra Short Bond ETF			118,520		5,832,369

Total Exchange-Traded Products (Cost $39,807,760)						39,519,428

Investments, at Value (Cost $41,713,184) - 89.16%						$ 41,814,628

Options Written (Premiums Received $217,202) - (0.33)%						(155,250)

Other Assets Less Liabilities - 11.17%						5,240,414

Net Assets - 100%						$ 46,899,792

						(Continued)

VectorShares Min Vol ETF

Schedule of Investments - Schedule of Options Written

As of March 31, 2022
			Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

PUT OPTIONS WRITTEN - 0.33%
	*	S&P 500 Index Put Option	54	$ 430	4/29/2022	$ 2,438,856	$ 155,250

		Total Call Options Written (Premiums Received $217,202)					$ 155,250

*	Non-income producing investment.

		Summary of Investments
		by Sector		% of Net
				Assets	Value

		Call Options Purchased		3.87%	$1,812,710
		Put Options Purchased		1.03%	482,490
		Exchange-Traded Products:
		Fixed Income		84.26%	39,519,428
		Put Options Written		-0.33%	(155,250)
		Other Assets Less Liabilities		11.17%	5,240,414
		Total Net Assets		100.00%	$46,899,792